Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Schedule of the Expected Repayment Amount of the Debt Obligations

The expected repayment amount of the debt obligations are as follows:

	1 – 12 months	13 – 24 months	25 – 36 months	more than 36 months	Total
	(RMB in thousands)
Funding debts obligations
Liabilities to funding partners	3,483,196	455,800	—	—	3,938,996
Interest payments (i)	178,248	8,781	—	—	187,029
Total funding debts obligations	3,661,444	464,581	—	—	4,126,025
Long–term borrowings	—	—	—	524,270	524,270
Short–term borrowings	502,013	—	—	—	502,013
Interest payments (i)	36,843	—	—	16,005	52,848
Total borrowings obligations	538,856	—	—	540,275	1,079,131
Convertible notes	502,872	—	—	—	502,872
Interest payments (i)	10,388	—	—	—	10,388
Total convertible notes obligations	513,260	—	—	—	513,260
Commitment for construction	330,355	—	—	—	330,355
Commitment to purchase delinquent loans (ii)	771,500	—	—	—	771,500
Total purchase obligations	1,101,855	—	—	—	1,101,855
(i)
Interest payments with variable interest rates are calculated using the interest rate as of December 31, 2023.
(ii)
With respect to the arrangements with certain Institutional Funding Partners, the Group is required to purchase the off-balance sheet loans funded by those Institutional Funding Partners when the loans become delinquent for a certain period of time consecutively or cumulatively. Commitment to purchase delinquent loans represents the Group’s noncancelable obligations to purchase those delinquent loans which is yet to be sold by those Institutional Funding Partners as of December 31, 2023.